Variable Interest Entity - Schedule of Operating Results of the VIEs (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Results of the VIEs [Line Items]
Operating revenues	$ 622,690	$ 1,580,058	$ 17,813,254
(Loss) income from operations	(1,156,651)	(1,381,430)	6,728,516
Net (loss) income	$ (623,395)	$ (923,214)	$ 7,314,651